Share-based payments	9 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Share-based payments
9. Share-based payments

(a)	Share capital

At March 31, 2012, the Company had 82,459,937 (June 30, 2011; 77,185,086) common shares issued and outstanding. The Company is authorized to issue an unlimited number of common shares at no par value.

(b)	Stock option plan

On December 12, 2007, the shareholders of Kimber approved the adoption of a new 2007 Stock Option Plan that allows for the grant of stock options up to 10% of the issued and outstanding common shares from time to time, less the number of stock options outstanding under Kimber’s former 2002 Stock Option Plan. On December 8, 2010, the shareholders of Kimber reapproved this plan with some minor amendments.

The exercise price is generally set at the closing price on the last trading date preceding the date of their grant and vests in accordance with the determination of the Board of Directors, generally one third on the date of grant and an additional third at the end of each nine month period thereafter.

The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

There were 1,790,000 options issued during the nine months ended March 31, 2012. The weighted average fair value of the options issued during the nine months ended March 31, 2012 was estimated at $0.54 per option, and for nine months ended March 31, 2011 was estimated at $0.71 per option at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used for the calculation were:

	Nine months	Nine months
	ended	ended
	March 31,	March 31,
	2012	2011

Risk free interest rate	1.06%	1.86%
Expected life	2.55 years	2.88 years
Expected volatility (i)	80%	80%
Expected dividend per share	$Nil	$Nil

(i)	Expected volatility has been based on historical volatility of the Company’s publicly trade shares.

The total share-based compensation calculated for the nine months ended March 31, 2012 was $666,051 (2011 - $518,531). The full share-based compensation expense of $666,051 (2011 - $518,531) has been allocated to salaries and benefits.

The total share-based compensation calculated for the three months ended March 31, 2012 was $388,850 (2011 - $328,025). The full share-based compensation expense of $388,850 (2011 - $328,025) has been allocated to salaries and benefits.

(c)	Outstanding stock options

The following is a summary of option transactions under the Company’s stock option plan:

	Nine months ended			Year ended
		March 31,		June 30,
		2012		2011
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$

Balance, beginning of period	5,466,325	$1.14	4,705,715	$1.09
Options granted	1,790,000	$1.14	1,175,000	$1.38
Options exercised	(211,101)	$0.79	(79,500)	$0.72
Options forfeited	(73,649)	$1.30	(124,890)	$0.95
Options expired	(349,610)	$2.35	(210,000)	$1.61
Balance, end of period	6,621,965	$1.08	5,466,325	$1.14

The following table summarizes information about stock options outstanding and exercisable at March 31, 2012:

	Options outstanding		Options exercisable
		Weighted		Weighted
		average	Options	average
		remaining	outstanding	remaining
Exercise	Options	contractual	and	contractual
price	outstanding	life (years)	exercisable	life (years)
$

$1.95	400,000	0.03	400,000	0.03
$0.85	25,000	0.47	25,000	0.47
$0.86	400,000	0.50	400,000	0.50
$0.78	400,000	0.67	400,000	0.67
$0.79	400,000	0.87	400,000	0.87
$0.65	1,121,215	1.83	1,121,215	1.83
$1.15	1,015,110	2.87	1,015,110	2.87
$1.38	1,050,140	3.86	735,140	3.86
$1.60	20,500	4.19	20,500	4.19
$1.27	75,000	4.62	25,000	4.62
$1.03	650,000	4.79	166,666	4.79
$1.19	1,065,000	4.87	300,000	4.87
	6,621,965	2.81	5,008,631	2.22
Weighted average exercise price	$1.08		$1.05

Weighted average share price for options exercised during the nine months ended March 31, 2012 was $1.59.

On April 12, 2012, 400,000 options granted on April 12, 2007 with a strike price of $1.95 expired.

(d)	Warrants

The continuity of warrants for the nine months ended March 31, 2012 and the year ended June 30, 2011 is as follows:

		Weighted		Weighted
		average		average
	Warrants	exercise		remaining
	outstanding	price	Expiry date	life (years)
		$

Balance, July 1, 2010	2,000,000	1.80	September 24, 2011 (i)	0.24
Issued	4,542,500	1.80	December 23, 2012	1.48
Issued	544,050	1.40	December 23, 2012	1.48
Expired	(2,541)	1.80
Exercised	(10,000)	1.80
Balance, June 30, 2011	7,074,009	1.77		1.13
Expired	(1,997,459)	1.80
Exercised	(3,750)	1.80
Balance, March 31, 2012	5,072,800	1.76		0.98

(i) On September 13, 2010, Kimber announced the extension of the expiry date of the warrants issued in connection with its private placement financing which closed on September 24, 2008. The expiry date of the warrants to purchase 1,997,459 common shares at a purchase price of $1.80 per share expiring on September 24, 2010 was extended to September 24, 2011. The value attributed to the warrant extension was not material. These warrants were unexercised and expired on September 24, 2011.